BANK BORROWINGS (Tables)	12 Months Ended
May 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of May 31,
	repayments	interest rate	2024	2023
			$’000	$’000

Term loans	Within 5 years	2.0%	606	979

			606	979
Representing :-
Within 12 months			606	373
Over 1 year			-	606

			606	979